Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charge	£ 174	£ 194
Property, plant and equipment	5,518	5,166	£ 4,882
right-of-use assets	162
- separately acquired	616	769
Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,219	8,654	8,191
Other Property, Plant and Equipment | Finance Leases before IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		16
Other Property, Plant and Equipment | Accumulated depreciation and amortisation [member] | Finance Leases before IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		17
Other Property, Plant and Equipment | Carrying Value | Finance Leases before IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		33
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charge	6	74
Property, plant and equipment	1,076	1,104	1,086
- separately acquired	3	5
Freehold Property | Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,503	1,515	£ 1,455
Freehold Property | Carrying Value | Globe House
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	184	185
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
- separately acquired	135
Right-of-use Assets | Impact of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
right-of-use assets	£ 610
Venezuela
Disclosure Of Property Plant And Equipment [Line Items]
Indexation in respect of operations		149
Impairment charge		£ 110